Summary of Significant Accounting Policies (Details) - Schedule of basic net loss per share - ¥ / shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Numerator:
Net loss attributable to UTime Limited, basic and diluted	(16,627)	(21,701)	(10,895)
Denominator:
Weighted average shares outstanding, basic and diluted	4,517,793	4,507,223	4,380,000
Net loss attributable to UTime Limited per ordinary share:
Basic	¥ (3.68)	¥ (4.81)	¥ (2.49)
Diluted	¥ (3.68)	¥ (4.81)	¥ (2.49)